Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses And Other Current Assets

	December 31, 2017	December 31, 2016
Prepaid voyage costs	$ 14	$ 27
Inventory	220	220
Other	671	1,353

Total prepaid expenses and other current assets	$ 905	$ 1,600